SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is provided for by the straight-line method over the estimated useful lives as follows:

Property and Equipment	Estimated Useful Life
Facility and scientific equipment	4-10 years
Computer equipment	3 years
Office equipment	5 years

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net loss	(12,154,030)	(5,906,953)	(1,313,601)
Basic and diluted weighted average number of shares outstanding	377,472,894	6,178,423	687,199

Basic and diluted loss per share	(0.03)	(0.96)	(1.91)